Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 14, 2022	Apr. 01, 2022	Nov. 29, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Declared cash dividend	$ 0
Dividends on Class A warrants		$ 868
Effect of dilutive securities	0	0	3,455,451
Common stock, shares issued		29,829,092	8,820,240	29,829,092	29,829,092	8,820,240
Loss per share, diluted	$ (2)	$ (0.01)	$ 0.01
Common stock excluding Class A Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Declared cash dividend		$ 1,790
Class A Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Declared cash dividend		$ 868